Investments (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
Short-term investments
Private equity funds product-A | ¥		¥ 2,000	¥ 2,000
Private equity funds product-B | ¥		2,000
Total short-term investments | ¥		4,000	2,000
Long-term investments
Private equity funds product-B | ¥			2,000
Total long-term investments | ¥			¥ 2,000
US$ [Member]
Short-term investments
Private equity funds product-A | $	$ 283
Private equity funds product-B | $	283
Total short-term investments | $	566
Long-term investments
Private equity funds product-B | $
Total long-term investments | $